Shareholder Report, Holdings (Details) - C000017621	Jun. 30, 2024
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%